Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss)
Revenue from mining operations	$ 14,616	$ 12,316	$ 41,796	$ 31,359
Cost of sales	8,907	9,952	29,051	26,101
Mine operating income	5,709	2,364	12,745	5,258
Operating expenses
General and administrative expenses	1,455	1,280	4,518	3,999
Share-based payments	531	627	1,601	1,809
Income (loss) before other items	3,723	457	6,626	(550)
Other items
Interest and other income (loss)	(77)	5	77	234
Gain (loss) on long-term investments	(268)	(295)	87	(899)
Fair value adjustment on warrant liability	0	20	0	478
Foreign exchange gain (loss)	170	(234)	342	182
Finance cost	5	3	10	80
Accretion of reclamation provision	(49)	(13)	(151)	(36)
Write-down of uncollectible account	(621)	0	(621)	0
Interest expense	(77)	(158)	(248)	(275)
Income (loss) before income taxes	2,796	(221)	6,102	(946)
Income taxes:
Current income tax recovery (expense)	(1,258)	111	(2,033)	645
Deferred income tax recovery (expense)	(369)	(693)	(1,061)	280
Income tax recovery (expense)	(1,627)	(582)	(3,094)	925
Net income (loss)	1,169	(803)	3,008	(21)
Other comprehensive income (loss)
Currency translation differences	1	230	(123)	(346)
Total comprehensive income (loss)	$ 1,170	$ (573)	$ 2,885	$ (367)
Income (loss) per share
Basic	$ 0.01	$ (0.01)	$ 0.02	$ 0.00
Diluted	$ 0.01	$ (0.01)	$ 0.02	$ 0.00
Weighted average number of common shares outstanding
Basic	135,070,079	122,433,272	132,925,193	120,093,760
Diluted	140,429,861	122,433,272	138,723,903	120,093,760